5. Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross	$ 4,749,917	$ 4,024,958
Accumulated depreciation	(3,784,808)	(3,172,813)
Property and equipment, net	965,109	852,145
Computers, Software and Office Equipment [Member]
Property and equipment, gross	2,800,872	2,184,327
Accumulated depreciation	(2,257,797)	(1,882,567)
Property and equipment, net	543,075	301,760
Machinery and Equipment [Member]
Property and equipment, gross	192,988	175,761
Accumulated depreciation	(152,149)	(125,272)
Property and equipment, net	40,839	50,489
Vehicles [Member]
Property and equipment, gross	163,525	158,849
Accumulated depreciation	(106,826)	(77,133)
Property and equipment, net	56,699	81,716
Furniture and Fixtures [Member]
Property and equipment, gross	422,234	399,512
Accumulated depreciation	(364,655)	(323,771)
Property and equipment, net	57,579	75,741
Leasehold Improvements [Member]
Property and equipment, gross	1,143,704	1,081,076
Accumulated depreciation	(903,381)	(764,070)
Property and equipment, net	240,323	317,006
Construction in Progress [Member]
Property and equipment, gross	26,594	25,433
Accumulated depreciation	0	0
Property and equipment, net	$ 26,594	$ 25,433